Cash and Cash Equivalents Disclosure (Narrative) (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short term Investments pledged	€ 1
Collateral to short term loan		€ 1